Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 3,958	$ 3,493
Intangible assets, accumulated amortization	(3,227)	(3,196)
Less: impairment loss of image tracing technology	(291)	(291)
Finite-Lived Intangible Assets, Net	440	6
Core technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	596	496
Intangible assets, accumulated amortization	(502)	(490)
Complete technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	73	73
Intangible assets, accumulated amortization	(73)	(73)
Contract backlogs
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	336	336
Intangible assets, accumulated amortization	(336)	(336)
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,553	1,188
Intangible assets, accumulated amortization	(1,207)	(1,188)
Digital watermarking technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	990	990
Intangible assets, accumulated amortization	(990)	(990)
Image tracing technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	410	410
Intangible assets, accumulated amortization	$ (119)	$ (119)